ACQUISITIONS - Deutsche Hospitality, Unaudited proforma results of operations (Details) - Deutsche Hospitality - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pro forma results of operation
Pro forma total revenue	¥ 10,196	¥ 14,995
Pro forma net income (loss)	¥ (2,204)	1,780
Transaction cost		¥ 70